Note 10 - Acquisition	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of business combinations [text block]
10.	ACQUISITION

During
2017,
the Company acquired all issued and outstanding shares of Vizualize Technologies Corporation, a company that provided services to the Company. The aggregate purchase price was
$100
less assumed net liabilities of
$80,918.
The acquisition was accounted for as an acquisition of a group of assets and liabilities. The Company recorded a loss on acquisition of
$80,818.